Quarterly Holdings Report
for
Fidelity Freedom® Blend 2070 Fund
December 31, 2024
Y70-NPRT3-0325
1.9912147.100
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity Series Corporate Bond Fund (a)	41	377
Fidelity Series Government Bond Index Fund (a)	66	598
Fidelity Series International Developed Markets Bond Index Fund (a)	2,436	21,149
Fidelity Series Investment Grade Bond Fund (a)	58	574
Fidelity Series Investment Grade Securitized Fund (a)	41	365
Fidelity Series Long-Term Treasury Bond Index Fund (a)	26,064	138,401
TOTAL BOND FUNDS (Cost $167,171)		161,464

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	12,609	250,170
Fidelity Series Large Cap Growth Index Fund (a)	6,377	161,967
Fidelity Series Large Cap Stock Fund (a)	6,433	147,636
Fidelity Series Large Cap Value Index Fund (a)	18,897	308,210
Fidelity Series Small Cap Core Fund (a)	6,624	80,874
Fidelity Series Small Cap Opportunities Fund (a)	2,367	34,628
Fidelity Series Value Discovery Fund (a)	7,006	108,590
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,109,983)		1,092,075

International Equity Funds - 40.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,040	63,350
Fidelity Series Emerging Markets Fund (a)	6,464	56,104
Fidelity Series Emerging Markets Opportunities Fund (a)	12,275	224,883
Fidelity Series International Growth Fund (a)	8,228	143,418
Fidelity Series International Index Fund (a)	4,640	54,985
Fidelity Series International Small Cap Fund (a)	1,780	28,836
Fidelity Series International Value Fund (a)	12,106	144,303
Fidelity Series Overseas Fund (a)	10,682	143,560
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $897,065)		859,439

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,174,219)	2,112,978
NET OTHER ASSETS (LIABILITIES) - 0.0%	(535)
NET ASSETS - 100.0%	2,112,443

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	500,000	500,000	221	-	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	7,354	7,388	26	34	-	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	5,743	5,771	55	28	-	-	-
Fidelity Series Blue Chip Growth Fund	-	254,474	3,976	6,594	(245)	(83)	250,170	12,609
Fidelity Series Canada Fund	-	65,456	294	1,291	1	(1,813)	63,350	4,040
Fidelity Series Commodity Strategy Fund	-	5,817	5,543	124	(274)	-	-	-
Fidelity Series Corporate Bond Fund	-	599	219	1	2	(5)	377	41
Fidelity Series Emerging Markets Debt Fund	-	1,441	1,466	17	25	-	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	-	400	406	-	6	-	-	-
Fidelity Series Emerging Markets Fund	-	59,469	710	1,064	(32)	(2,623)	56,104	6,464
Fidelity Series Emerging Markets Opportunities Fund	-	235,687	3,768	3,154	(117)	(6,919)	224,883	12,275
Fidelity Series Floating Rate High Income Fund	-	1,047	1,053	22	6	-	-	-
Fidelity Series Government Bond Index Fund	-	1,018	414	2	-	(6)	598	66
Fidelity Series Government Money Market Fund	-	231	231	1	-	-	-	-
Fidelity Series International Developed Markets Bond Index Fund	-	21,679	157	238	(1)	(372)	21,149	2,436
Fidelity Series International Growth Fund	-	152,338	1,160	4,026	-	(7,760)	143,418	8,228
Fidelity Series International Index Fund	-	57,536	234	1,100	2	(2,319)	54,985	4,640
Fidelity Series International Small Cap Fund	-	31,267	542	1,877	11	(1,900)	28,836	1,780
Fidelity Series International Value Fund	-	153,312	1,044	4,593	4	(7,969)	144,303	12,106
Fidelity Series Investment Grade Bond Fund	-	975	396	2	1	(6)	574	58
Fidelity Series Investment Grade Securitized Fund	-	582	214	2	1	(4)	365	41
Fidelity Series Large Cap Growth Index Fund	-	160,969	2,175	446	(35)	3,208	161,967	6,377
Fidelity Series Large Cap Stock Fund	-	157,931	6,843	4,454	87	(3,539)	147,636	6,433
Fidelity Series Large Cap Value Index Fund	-	321,854	4,726	5,992	114	(9,032)	308,210	18,897
Fidelity Series Long-Term Treasury Bond Index Fund	-	151,632	7,745	763	(172)	(5,314)	138,401	26,064
Fidelity Series Overseas Fund	-	150,609	725	2,167	-	(6,324)	143,560	10,682
Fidelity Series Real Estate Income Fund	-	1,011	1,035	8	24	-	-	-
Fidelity Series Small Cap Core Fund	-	83,735	334	540	(5)	(2,522)	80,874	6,624
Fidelity Series Small Cap Opportunities Fund	-	38,827	2,448	1,111	(34)	(1,717)	34,628	2,367
Fidelity Series Treasury Bill Index Fund	-	591	591	2	-	-	-	-
Fidelity Series Value Discovery Fund	-	115,560	2,842	2,830	95	(4,223)	108,590	7,006
	-	2,239,144	64,450	42,502	(474)	(61,242)	2,112,978	149,234

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.